Share-Based Compensation (Details) (USD $)	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended			6 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 CVR Refining LTIP	Jan. 16, 2013 CVR Refining LTIP	Jun. 30, 2012 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Jun. 30, 2013 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Jun. 30, 2012 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2011 CVR Energy, Inc CVR Energy LTIP Restricted Shares	Dec. 31, 2010 CVR Energy, Inc CVR Energy LTIP Restricted Shares	May 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted Shares item	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Jun. 30, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Mar. 31, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Jun. 30, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Jun. 30, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Jun. 30, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units Executive officers	Jun. 30, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units Mr. Lipinski	Jun. 30, 2013 CVR Energy, Inc CVR Energy LTIP Restricted stock units Mr. Lipinski	Dec. 31, 2012 CVR Energy, Inc CVR Energy LTIP Restricted stock units Mr. Lipinski
Share-Based Compensation
Percentage of allocation of share-based compensation expense	100.00%	100.00%
Share-Based Compensation
Vesting period						3 years		3 years				3 years						1 year
Offer price per share received as cash settlement on restricted stock awards vested (in dollars per share)											$ 30.00
Number of non-transferable contingent cash payments right for each share											1
Additional share-based compensation as a result of the modification		$ 6,300,000			$ 6,300,000		$ 6,300,000	$ 6,300,000
Award vesting percentage												33.00%
Number of shares considered for determining cash payment for each award upon vesting												1
Granted (in shares)																				62,920	62,920
Compensation expenses								18,500,000	3,300,000	500,000			2,500,000		8,900,000	6,100,000	10,700,000		0	0	0
Unrecognized compensation cost								$ 13,300,000					$ 9,800,000			$ 9,800,000
Weighted-average period for amortization of unrecognized compensation cost								1 year 1 month 6 days						10 months 24 days
Maximum number of common units issuable under the plan (in shares)				11,070,000
Awards granted under the plan			0